Annual Total Returns - Insurance Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-19 - Insurance Portfolio - Insurance Portfolio-Default	Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	(5.16%)
Annual Return 2012	19.67%
Annual Return 2013	43.80%
Annual Return 2014	9.90%
Annual Return 2015	3.47%
Annual Return 2016	18.17%
Annual Return 2017	15.38%
Annual Return 2018	(11.24%)
Annual Return 2019	30.03%
Annual Return 2020	(0.22%)